Restructuring charges - Summary of Restructuring Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 18,089	$ 0	$ 12,490
Resource rationalization, 2020
Restructuring Cost and Reserve [Line Items]
Restructuring charges	18,089
Utilization	(8,296)
Foreign exchange movement	325
Restructuring Reserve	10,118
Workforce Reductions | Resource rationalization, 2020
Restructuring Cost and Reserve [Line Items]
Restructuring charges	11,391
Utilization	(6,987)
Foreign exchange movement	0
Restructuring Reserve	4,404
Onerous lease | Resource rationalization, 2020
Restructuring Cost and Reserve [Line Items]
Restructuring charges	6,698
Utilization	(1,309)
Foreign exchange movement	325
Restructuring Reserve	$ 5,714